Inventories (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Inventories

Million US dollar	2019	2018
Prepayments	105	123
Raw materials and consumables	2 478	2 387
Work in progress	405	363
Finished goods	1 257	1 215
Goods purchased for resale	182	146
Inventories	4 427	4 234
Inventories other than work in progress
Inventories stated at net realizable value	171	59